UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     5/10/00
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               75

Form 13F Information Table Value Total:         $105,319

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp.                       COMMON   001957109     3153         67618 SH       SOLE                                       67618
AT&T Corp Liberty Media Cl A     COMMON   001957208        0         26900 SH       SOLE                                       26900
Abbott Laboratories              COMMON   002824100      287          7470 SH       SOLE                                        7470
Allstate Corp.                   COMMON   020002101      263         11094 SH       SOLE                                       11094
America Online Inc.              COMMON   02364J104      220          3665 SH       SOLE                                        3665
American Express Co.             COMMON   025816109      658          4403 SH       SOLE                                        4403
American Genl Corp.              COMMON   026351106      455          8120 SH       SOLE                                        8120
American Home Prod.              COMMON   026609107     1107         19676 SH       SOLE                                       19676
Amer Int'l Group                 COMMON   026874107      772          7039 SH       SOLE                                        7039
Applied Materials                COMMON   038222105     2531         24860 SH       SOLE                                       24860
Automatic Data Proc              COMMON   053015103     1234         22923 SH       SOLE                                       22923
Aztec Technology                 COMMON   05480L101      170         44620 SH       SOLE                                       44620
BP Amoco PLC ADR                 COMMON   055622104      976         19136 SH       SOLE                                       19136
Bed Bath & Beyond                COMMON   075896100      474         12910 SH       SOLE                                       12910
Bell Atlantic                    COMMON   077853109      334          5632 SH       SOLE                                        5632
BellSouth Corp.                  COMMON   079860102      319          6551 SH       SOLE                                        6551
Bristol-Myers Squibb             COMMON   110122108     2397         45711 SH       SOLE                                       45711
CBS Corp.                        COMMON   12490K107     1706         29010 SH       SOLE                                       29010
CMGI Inc.                        COMMON   125750109     1787         25077 SH       SOLE                                       25077
Chase Manhattan Corp             COMMON   16161A108      294          4072 SH       SOLE                                        4072
Cisco Systems                    COMMON   17275R102     4483         64658 SH       SOLE                                       64658
CitiGroup Inc.                   COMMON   172967101     4078         68459 SH       SOLE                                       68459
Consolidated Product             COMMON   209798107     2191        243493 SH       SOLE                                      243493
EMC Corp Mass                    COMMON   268648102      471          3390 SH       SOLE                                        3390
Emulex Corp.                     COMMON   292475209     1129         24890 SH       SOLE                                       24890
Exxon Mobil Corp.                COMMON   30231G102     2599         33459 SH       SOLE                                       33459
Federal Home Ln Mtge             COMMON   313400301      803         17472 SH       SOLE                                       17472
Fannie Mae                       COMMON   313586109     3621         60029 SH       SOLE                                       60029
First Data Corp.                 COMMON   319963104     1747         36123 SH       SOLE                                       36123
FleetBoston Financial Corp       COMMON   339030108      648         18209 SH       SOLE                                       18209
GTE Corp.                        COMMON   362320103      480          7054 SH       SOLE                                        7054
General Electric                 COMMON   369604103     7515         47791 SH       SOLE                                       47791
Genl Motors Corp                 COMMON   370442105     1388         14823 SH       SOLE                                       14823
Gillette Co                      COMMON   375766102      240          6475 SH       SOLE                                        6475
Grow Biz Int'l Inc.              COMMON   399817105       65         10850 SH       SOLE                                       10850
Healtheon/WebMD Corp.            COMMON   422209106     1020         48405 SH       SOLE                                       48405
Hewlett Packard Co               COMMON   428236103     1016          7525 SH       SOLE                                        7525
Home Depot Inc.                  COMMON   437076102     2469         43700 SH       SOLE                                       43700
ICT Group                        COMMON   44929Y101      331         57645 SH       SOLE                                       57645
IGEN Int'l Inc.                  COMMON   449536101     1599        100343 SH       SOLE                                      100343
Integramed Amer NEW              COMMON   45810N302      154         43950 SH       SOLE                                       43950
Intel Corp.                      COMMON   458140100     4499         35479 SH       SOLE                                       35479
Int'l Bsns. Machine              COMMON   459200101     5098         45725 SH       SOLE                                       45725
Intertan Inc                     COMMON   461120107      987         71488 SH       SOLE                                       71488
Johnson & Johnson Co             COMMON   478160104     3079         37318 SH       SOLE                                       37318
MCI Worldcom Inc.                COMMON   55268B106     2311         50861 SH       SOLE                                       50861
Marriott Intl Inc                COMMON   571903202      782         24433 SH       SOLE                                       24433
McDonalds Corp.                  COMMON   580135101      225          5916 SH       SOLE                                        5916
MediaOne Group Inc               COMMON   58440J104     1173         15515 SH       SOLE                                       15515
Medtronic Inc                    COMMON   585055106     3082         59342 SH       SOLE                                       59342
Merck & Co.                      COMMON   589331107      362          5207 SH       SOLE                                        5207
Microsoft Corp.                  COMMON   594918104     2930         42008 SH       SOLE                                       42008
Minnesota Mining                 COMMON   604059105      208          2400 SH       SOLE                                        2400
Monsanto                         COMMON   611662107      543         10865 SH       SOLE                                       10865
Motorola Inc.                    COMMON   620076109      776          6525 SH       SOLE                                        6525
Northern Trust Corp              COMMON   665859104      297          4635 SH       SOLE                                        4635
PaineWebber Group In             COMMON   695629105      344          7870 SH       SOLE                                        7870
Pepsico Inc.                     COMMON   713448108      404         11020 SH       SOLE                                       11020
Pfizer                           COMMON   717081103      793         18822 SH       SOLE                                       18822
Presidential Life                COMMON   740884101      787         49404 SH       SOLE                                       49404
SBC Communications               COMMON   78387G103      881         20113 SH       SOLE                                       20113
Schering-Plough                  COMMON   806605101      480         11905 SH       SOLE                                       11905
Schlumberger Ltd.                COMMON   806857108     2476         32345 SH       SOLE                                       32345
Schwab Charles Corp              COMMON   808513105     2543         57155 SH       SOLE                                       57155
Staples Inc.                     COMMON   855030102      503         26412 SH       SOLE                                       26412
Sunrise Assisted Living          COMMON   86768K106      986         62620 SH       SOLE                                       62620
Telebras Telecom                 COMMON   879287308      800          6765 SH       SOLE                                        6765
Texas Instrument                 COMMON   882508104      244          1500 SH       SOLE                                        1500
Time Warner Inc                  COMMON   887315109     1353         15041 SH       SOLE                                       15041
Unocal Corp                      COMMON   915289102     1019         31530 SH       SOLE                                       31530
Wal-Mart Stores Inc.             COMMON   931142103     3245         58604 SH       SOLE                                       58604
Warner Lambert Co.               COMMON   934488107     3623         31586 SH       SOLE                                       31586
Washington Post Cl B             COMMON   939640108      390           800 SH       SOLE                                         800
Wells Fargo & Co NEW             COMMON   949746101      605         14722 SH       SOLE                                       14722
Transocean Sedco Forex Inc.      COMMON   G90078109      307          6530 SH       SOLE                                        6530